Note 18 - Common Stock Offering (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 17, 2012	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	103,585	93,050	248,000	138,150		13,320
Sale of Stock, Price Per Share (in Dollars per share)					$ 16